Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share

20. Net Loss Per Share

Net income (loss) per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. As a result of the business combination, the Company has retroactively adjusted the weighted-average number of shares of common stock outstanding for all periods presented prior to August 12, 2021, by multiplying them by the Conversion Ratio used to determine the number of common shares into which they converted.

The following table sets forth the computation of basic and diluted net loss per share.

	Year Ended December 31,
	2021	2020
Net loss adjusted for Deemed Dividends and Deemed Dividends equivalents	$(72,461)	$(24,996)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	24,862,600	18,510,033
Net loss per share attributable to common stockholders, basic and diluted	$(2.91)	$(1.35)

The following potentially dilutive outstanding shares (considering a retroactive application of the conversion ratio) were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.

	Year Ended December 31,
	2021	2020
2020 Equity Incentive Plan	7,359,504	7,409,701
Public Warrants	7,736,416	—
2021 Convertible Notes	3,328,359	—
2021 Convertible Notes Warrants	1,000,000	—
GRNV Sponsor Private Warrants	2,100,000	—
Class B Common Shares - Held in escrow for indemnification purpose	1,600,000	—
2020 CEO Performance Award	600,000	600,000
2021 Omnibus Plan	450,000	—
Other Equity Awards with Performance condition	—	162,302
Convertible Preferred Stock Series B (1)	—	1,154,361
Net loss per share attributable to common stockholders, basic and diluted	24,174,279	9,326,364

(1)	The number of Common Shares presented is based on the actual number of Common Shares issued for the conversion of 453 Convertible Preferred Stock Series B, on August 12, 2021.